(Loss)/Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
(Loss)/Earnings Per Share
9.	(Loss)/Earnings Per Share
Calculations of net (loss)/earnings per common share were as follows (in thousands, except per share amounts):

	Three Months Ended March 31,		Six Months Ended March 31,
	2025	2024	2025	2024
Net (loss)/income	$(58,631)	$11,660	$(173,188)	$(46,190)

Basic weighted average common shares outstanding	41,334	41,068	41,333	41,004
Diluted weighted average common shares outstanding	41,334	41,068	41,333	41,004

Net (loss)/income per common share attributable to Mesa Air Group:
Basic	$(1.42)	$0.28	$(4.19)	$(1.13)

Diluted	$(1.42)	$0.28	$(4.19)	$(1.13)

Basic income or loss per common share is computed by dividing net income or loss attributable to Mesa Air Group by the weighted average number of common shares outstanding during the period.
The number of incremental shares from the assumed issuance of shares relating to restricted stock and exercise of warrants is calculated by applying the treasury stock method. Share-based awards and warrants whose impact is anti-dilutive under the treasury stock method are excluded from the diluted net income or loss per share calculation. In loss periods, these incremental shares are excluded from the calculation of diluted loss per share, as the inclusion of approximately 1.0 million unvested restricted shares and 4.9 million warrants would have an anti-dilutive effect.

The following number of weighted-average potentially dilutive shares were excluded from the calculation of diluted net loss per share because the effect of including such potentially dilutive shares would have been anti-dilutive:

	Three Months Ended March 31,		Six Months Ended March 31,
	2025	2024	2025	2024
Warrants	—	—	—	—
Restricted stock	278	—	105	—

	278	—	105	—

10.	Loss Per Share
Calculations of net loss per common share were as follows (in thousands, except per share data):

	Year Ended September 30,
	2024	2023	2022
Net loss	$(91,015)	$(120,116)	$(182,678)

Basic weighted average common shares outstanding	41,137	39,465	36,133
Diluted weighted average common shares outstanding	41,137	39,465	36,133

Net loss per common share attributable to Mesa Air Group:
Basic	$(2.21)	$(3.04)	$(5.06)

Diluted	$(2.21)	$(3.04)	$(5.06)

Basic loss per common share is computed by dividing net loss attributable to Mesa Air Group by the weighted average number of common shares outstanding during the period.
The number of incremental shares from the assumed issuance of shares relating to restricted stock and exercise of warrants (excluding warrants with a nominal conversion price) is calculated by applying the treasury stock method. Share-based awards and warrants whose impact is considered to be anti-dilutive under the treasury stock method were excluded from the diluted net loss per share calculation. In loss periods, these incremental shares are excluded from the calculation of diluted loss per share, as the inclusion of unvested restricted stock and warrants would have an anti-dilutive effect.
The following number of weighted-average potentially dilutive shares (in thousands) were excluded from the calculation of diluted net loss per share because the effect of including such potentially dilutive shares would have been anti-dilutive:

	Year Ended September 30,
	2024	2023	2022
Warrants	—	—	758
Restricted stock	—	—	106

	—	—	864